Income Taxes - Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Provision for Income Taxes [Line Items]
Tax at Israeli Statutory Rate, Value	$ (7,858)
Tax at Israeli Statutory Rate, Percent	23.00%
Changes in Valuation Allowances, Value	$ 7,044
Changes in Valuation Allowances, Percent	21.00%
Share-based payment awards, Value	$ 1,040
Share-based payment awards, Percent	3.00%
Other adjustments, Value	$ (24)
Other adjustments, Percent	0.00%
Effective Tax Rate, Value	$ 5	$ 42	$ 69
Effective Tax Rate, Percent	0.00%
USA [Member]
Schedule of Reconciliation of Provision for Income Taxes [Line Items]
Other adjustments, Value	$ (197)
Other adjustments, Percent	1.00%